Consolidated Statements of Operations and Comprehensive (Loss) Income	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	$ 47,149,009	¥ 319,910,738	¥ 276,936,030	¥ 183,669,326
Cost of revenues	(28,889,357)	(196,017,177)	(163,366,825)	(108,908,547)
Gross profit	18,259,652	123,893,561	113,569,205	74,760,779
Operating expenses
Selling and marketing expenses	(9,156,926)	(62,130,658)	(112,234,880)	(31,606,719)
General and administrative expenses	(6,324,153)	(42,910,012)	(44,016,390)	(17,954,289)
Research and development expenses	(1,420,167)	(9,635,974)	(10,855,939)	(15,092,620)
Total operating expenses	(16,901,246)	(114,676,644)	(167,107,209)	(64,653,628)
(Loss) income from operations	1,358,406	9,216,917	(53,538,004)	10,107,151
Interest expense, net	(517,220)	(3,509,387)	(3,304,880)	(848,575)
Other income (expenses), net	34,671	235,249	(1,532,989)	507,609
Gain on extinguishment of liability (Note 10)				8,996,341
Gain (Loss) on extinguishment of convertible notes	20,552	139,447	(7,174,958)
Changes in fair value of derivative liabilities	631,627	4,285,653	(1,031,558)
Changes in fair value of warrant liabilities	249,204	1,690,872	1,952,081
Loss on deconsolidation of a subsidiary	(2,233,615)	(15,155,302)
(Loss) Income Before Income Taxes	(456,375)	(3,096,551)	(64,630,308)	18,762,526
Income tax (expenses) benefits	29,023	196,922	2,610,709	(5,510,773)
Net (Loss) Income	(427,352)	(2,900,000)	(62,019,599)	13,251,753
Net loss attributable to non-controlling interests	(35,972)	(244,080)
Net (Loss) Income	(391,380)	(2,655,549)	(62,019,599)	13,251,753
Other comprehensive income (loss)
Foreign currency translation adjustments	(435,268)	(2,953,339)	(655,869)	(233,990)
Comprehensive (loss) income	$ (862,620)	¥ (5,852,968)	¥ (62,675,468)	¥ 13,017,763
Weighted average number of ordinary share outstanding
Basic (in Shares)	670,247	670,247	639,728	607,356
Diluted (in Shares)	670,247	670,247	639,728	607,356
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.58)	¥ (3.96)	¥ (96.95)	¥ 21.82
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.58)	¥ (3.96)	¥ (96.95)	¥ 21.82